Personnel expenses - Number of employees at year-end (Details)	12 Months Ended
	Dec. 31, 2020 employee item	Dec. 31, 2019 employee item	Dec. 31, 2018 employee
Personnel expense
Number of women employees	125	123	118
Number of men employees	128	121	120
Number of employees	253	244	238
Number of full time employees	247	236	230
Percentage of allocation of women in full-time employees	49.00%	50.00%	49.00%
Percentage of allocation of men in full-time employees	51.00%	50.00%	51.00%
Number of part time employees	6	8	8
Percentage of allocation of women in part-time employees	83.00%	75.00%	75.00%
Percentage of allocation of men in part-time employees	17.00%	25.00%	25.00%
Number of permanent employees	253	243	236
Percentage of allocation of women in permanent employees	49.00%	51.00%	50.00%
Percentage of allocation of men in permanent employees	51.00%	49.00%	50.00%
Number of temporary employees	0	1	2
Percentage of allocation of women in temporary employees	0.00%	0.00%	50.00%
Percentage of allocation of men in temporary employees	0.00%	100.00%	50.00%
Number of managers	31	31	29
Number of non-management employees	222	213	209
Number of consultants | item	75	66